Derivatives and Hedging	12 Months Ended
Dec. 31, 2013
Derivatives and Hedging [Abstract]
Derivatives and Hedging
6.  Derivatives and Hedging

The Partnerships’ objective is to profit from speculative trading in Futures Interests. Therefore, the Trading Advisor for each Partnership will take speculative positions in Futures Interests where it feels the best profit opportunities exist for its trading strategy. As such, the average number of contracts outstanding in absolute quantities (the total of the open long and open short positions) has been presented as a part of the volume disclosure, as position direction is not an indicative factor in such volume disclosures. With regard to foreign currency forward trades, each notional quantity amount has been converted to an equivalent contract based upon an industry convention.

On January 1, 2013, the Partnership adopted ASU 2011-11, “Disclosure about Offsetting Assets and Liabilities” and ASU 2013-01, “Clarifying the Scope of Disclosures about Offsetting Assets and Liabilities”.  ASU 2011-11 created a new disclosure requirement about the nature of an entity’s rights to setoff and the related arrangements associated with its financial instruments and derivative instruments, while ASU 2013-01 clarified the types of instruments and transactions that are subject to the offsetting disclosure requirements established by ASU 2011-11.  Entities are required to disclose both gross information and net information about both instruments and transactions eligible for offset in the statement of financial position and instruments and transactions subject to an agreement similar to a master netting arrangement. The objective of these disclosures is to facilitate comparison between those entities that prepare their financial statements on the basis of  U.S. GAAP and those entities that prepare their financial statements on the basis of International Financial Reporting Standards. The new guidance did not have a significant impact on the Partnership’s financial statements.

The following tables summarize the valuation of each Partnership’s investments as of December 31, 2013 and 2012.

Charter Campbell

Offsetting of Derivative Assets and Liabilities as of December 31, 2013:
	Gross Amounts Recognized	Gross Amounts Offset in the Statements of Financial Condition	Net Amounts Presented in the Statements of Financial Condition
	$	$	$
Assets
Futures	1,306,032	(374,233)	931,799
Forwards	528,118	(296,785)	231,333

Total Assets	1,834,150	(671,018)	1,163,132

Liabilities
Futures	(374,233)	374,233	–
Forwards	(296,785)	296,785	–

Total Liabilities	(671,018)	671,018	–

Unrealized currency loss			(2,388,713)

Total net unrealized loss on open contracts			(1,225,581)

Offsetting of Derivative Assets and Liabilities as of December 31, 2012:

	Gross Amounts Recognized	Gross Amounts Offset in the Statements of Financial Condition	Net Amounts Presented in the Statements of Financial Condition
	$	$	$
Assets
Futures	799,204	(420,203)	379,001
Forwards	1,179,980	(274,802)	905,178

Total Assets	1,979,184	(695,005)	1,284,179

Liabilities
Futures	(420,203)	420,203	–
Forwards	(274,802)	274,802	–

Total Liabilities	(695,005)	695,005	–

Unrealized currency loss			(2,389,680)

Net unrealized loss on
open contracts			(1,105,501)

The effect of Trading Activities on the Statements of Financial Condition as of December 31, 2013 and 2012:

December 31, 2013

Futures and Forward Contracts	Long Unrealized Gain	Long Unrealized Loss	Short Unrealized Gain	Short Unrealized Loss	Net Unrealized Gain/(Loss)	Average Number of Contracts Outstanding for the Year (Absolute Quantity)
	$	$	$	$	$
Commodity	8,370	(210,864)	205,290	(23,930)	(21,134)	662
Equity	968,426	–	5,650	(9,857)	964,219	549
Foreign currency	73,963	(26,337)	454,118	(270,448)	231,296	5,227
Interest rate	41	(128,798)	118,292	(784)	(11,249)	1,357
Total	1,050,800	(365,999)	783,350	(305,019)	1,163,132
Unrealized currency loss					(2,388,713)
Total net unrealized loss on open contracts					(1,225,581)

December 31, 2012

Futures and Forward Contracts	Long Unrealized Gain	Long Unrealized Loss	Short Unrealized Gain	Short Unrealized Loss	Net Unrealized Gain/(Loss)	Average Number of Contracts Outstanding for the Year (Absolute Quantity)
	$	$	$	$	$
Commodity	101,521	(62,923)	147,045	(47,790)	137,853	531
Equity	378,456	(157,913)	–	(12,055)	208,488	464
Foreign currency	142,465	(206,669)	1,037,514	(68,152)	905,158	4,815
Interest rate	172,068	(66,131)	115	(73,372)	32,680	2,003
Total	794,510	(493,636)	1,184,674	(201,369)	1,284,179
Unrealized currency loss					(2,389,680)
Total net unrealized loss on open contracts					(1,105,501)

Charter Aspect

Offsetting of Derivative Assets and Liabilities as of December 31, 2013:
	Gross Amounts Recognized	Gross Amounts Offset in the Statements of Financial Condition	Net Amounts Presented in the Statements of Financial Condition
	$	$	$
Assets
Futures	2,359,953	(658,381)	1,701,572
Forwards	461,172	(195,918)	265,254

Total Assets	2,821,125	(854,299)	1,966,826

Liabilities
Futures	(658,381)	658,381	–
Forwards	(195,918)	195,918	–

Total Liabilities	(854,299)	854,299	–

Unrealized currency gain			857,065

Total net unrealized gain on
open contracts			2,823,891

Offsetting of Derivative Assets and Liabilities as of December 31, 2012:

	Gross Amounts Recognized	Gross Amounts Offset in the Statements of Financial Condition	Net Amounts Presented in the Statements of Financial Condition
	$	$	$
Assets
Futures	1,817,113	(1,102,329)	714,784
Forwards	634,871	(535,154)	99,717

Total Assets	2,451,984	(1,637,483)	814,501

Liabilities
Futures	(1,102,329)	1,102,329	–
Forwards	(535,154)	535,154	–

Total Liabilities	(1,637,483)	1,637,483	–

Unrealized currency gain			802,973

Net unrealized gain on
open contracts			1,617,474

The effect of Trading Activities on the Statements of Financial Condition as of December 31, 2013 and 2012:

December 31, 2013

Futures and Forward Contracts	Long Unrealized Gain	Long Unrealized Loss	Short Unrealized Gain	Short Unrealized Loss	Net Unrealized Gain	Average Number of Contracts Outstanding for the Year (Absolute Quantity)
	$	$	$	$	$
Commodity	24,259	(230,790)	546,456	(87,631)	252,294	912
Equity	1,058,008	–	3,160	(11,420)	1,049,748	550
Foreign currency	236,474	(170,191)	239,390	(28,552)	277,121	788
Interest rate	88,202	(271,802)	625,176	(53,913)	387,663	1,640
Total	1,406,943	(672,783)	1,414,182	(181,516)	1,966,826
Unrealized currency gain					857,065
Total net unrealized gain on open contracts					2,823,891

December 31, 2012

Futures and Forward Contracts	Long Unrealized Gain	Long Unrealized Loss	Short Unrealized Gain	Short Unrealized Loss	Net Unrealized Gain	Average Number of Contracts Outstanding for the Year (Absolute Quantity)
	$	$	$	$	$
Commodity	146,738	(309,360)	497,636	(366,534)	(31,520)	858
Equity	731,889	(35,125)	–	(7,075)	689,689	592
Foreign currency	215,614	(357,045)	448,109	(187,096)	119,582	936
Interest rate	410,678	(367,000)	1,320	(8,248)	36,750	2,731
Total	1,504,919	(1,068,530)	947,065	(568,953)	814,501
Unrealized currency gain					802,973
Total net unrealized gain on open contracts					1,617,474

Charter WNT

Offsetting of Derivative Assets and Liabilities as of December 31, 2013:
	Gross Amounts Recognized	Gross Amounts Offset in the Statements of Financial Condition	Net Amounts Presented in the Statements of Financial Condition
	$	$	$
Assets
Futures	2,391,563	(576,554)	1,815,009
Forwards	120,687	(106,402)	14,285

Total Assets	2,512,250	(682,956)	1,829,294

Liabilities
Futures	(576,554)	576,554	–
Forwards	(106,402)	106,402	–

Total Liabilities	(682,956)	682,956	–

Unrealized currency loss			(37,574)

Total net unrealized gain on
open contracts			1,791,720

Offsetting of Derivative Assets and Liabilities as of December 31, 2012:

	Gross Amounts Recognized	Gross Amounts Offset in the Statements of Financial Condition	Net Amounts Presented in the Statements of Financial Condition
	$	$	$
Assets
Futures	1,843,698	(1,188,296)	655,402
Forwards	134,205	(58,704)	75,501

Total Assets	1,977,903	(1,247,000)	730,903

Liabilities
Futures	(1,188,296)	1,188,296	–
Forwards	(58,704)	58,704	–

Total Liabilities	(1,247,000)	1,247,000	–

Unrealized currency loss			(43,191)

Net unrealized gain on
open contracts			687,712

The effect of Trading Activities on the Statements of Financial Condition as of December 31, 2013 and 2012:

December 31, 2013

Futures and Forward Contracts	Long Unrealized Gain	Long Unrealized Loss	Short Unrealized Gain	Short Unrealized Loss	Net Unrealized Gain/(Loss)	Average Number of Contracts Outstanding for the Year (Absolute Quantity)
	$	$	$	$	$
Commodity	68,217	(116,121)	440,152	(51,851)	340,397	375
Equity	1,314,348	(39)	–	(150)	1,314,159	469
Foreign currency	258,532	(114,574)	295,620	(1,778)	437,800	663
Interest rate	90,691	(389,730)	44,690	(8,713)	(263,062)	1,087
Total	1,731,788	(620,464)	780,462	(62,492)	1,829,294
Unrealized currency loss					(37,574)
Total net unrealized gain on open contracts					1,791,720

December 31, 2012

Futures and Forward Contracts	Long Unrealized Gain	Long Unrealized Loss	Short Unrealized Gain	Short Unrealized Loss	Net Unrealized Gain/(Loss)	Average Number of Contracts Outstanding for the Year (Absolute Quantity)
	$	$	$	$	$
Commodity	31,952	(333,393)	76,513	(259,084)	(484,012)	523
Equity	428,624	(226,638)	–	(1,063)	200,923	445
Foreign currency	260,280	(213,183)	821,252	(41,892)	826,457	736
Interest rate	359,182	(166,099)	100	(5,648)	187,535	2,409
Total	1,080,038	(939,313)	897,865	(307,687)	730,903
Unrealized currency loss					(43,191)
Total net unrealized gain on open contracts					687,712

		Average Number of Contracts Outstanding for the Year (Absolute Quantity)
Option Contracts at Fair Value
	$
Options purchased	–	7
Options written	–	7

The following tables summarize the net trading results of each Partnership for the years ended December 31, 2013, 2012, and 2011, respectively.

Charter Campbell

The effect of Trading Activities on the Statements of Income and Expenses for the years ended December 31, 2013, 2012, and 2011, included in Total Trading Results:

	December 31
	2013	2012	2011
Type of Instrument	$	$	$
Commodity	1,883,702	(78,186)	(4,324,493)
Equity	5,768,347	1,698,887	(5,133,663)
Foreign currency	1,007,270	588,805	(2,468,048)
Interest rate	(1,753,108)	2,058,201	12,229,439
Unrealized currency gain (loss)	965	3,072	(24,198)
Proceeds from Litigation	–	–	80
Total	6,907,176	4,270,779	279,117

Line Items on the Statements of Income and Expenses for the years ended December 31, 2013, 2012, and 2011:

	December 31,
	2013	2012	2011
Trading Results	$	$	$
Net realized	7,027,256	5,466,229	320,492
Net change in unrealized	(120,080)	(1,195,450)	(41,455)
Proceeds from Litigation	–	–	80
Total Trading Results	6,907,176	4,270,779	279,117

Charter Aspect

The effect of Trading Activities on the Statements of Income and Expenses for the years ended December 31, 2013, 2012, and 2011, included in Total Trading Results:

	December 31,
	2013	2012	2011
Type of Instrument	$	$	$
Commodity	(1,148,405)	(4,929,264)	(2,318,060)
Equity	5,160,541	(2,163,493)	(2,222,271)
Foreign currency	(890,623)	(1,694,971)	(280,415)
Interest rate	(3,930,101)	3,085,699	13,845,290
Unrealized currency gain (loss)	54,093	(45,631)	139,004
Total	(754,495)	(5,747,660)	9,163,548

Line Items on the Statements of Income and Expenses for the years ended December 31, 2013, 2012, and 2011:

	December 31,
	2013	2012	2011
Trading Results	$	$	$
Net realized	(1,960,912)	(4,389,057)	12,254,509
Net change in unrealized	1,206,417	(1,358,603)	(3,090,961)
Total Trading Results	(754,495)	(5,747,660)	9,163,548

Charter WNT

The effect of Trading Activities on the Statements of Income and Expenses for the years ended December 31, 2013, 2012, and 2011, included in Total Trading Results:

	December 31,
	2013	2012	2011
Type of Instrument	$	$	$
Commodity	1,183,467	(4,329,868)	1,377,994
Equity	6,646,764	465,473	(1,384,478)
Foreign currency	1,250,251	(2,691,759)	167,453
Interest rate	(3,216,434)	4,629,105	6,968,653
Unrealized currency gain (loss)	5,616	6,686	(37,121)
Total	5,869,664	(1,920,363)	7,092,501

Line Items on the Statements of Income and Expenses for the years ended December 31, 2013, 2012, and 2011:

	December 31,
	2013	2012	2011
Trading Results	$	$	$
Net realized	4,765,656	(1,128,261)	8,058,605
Net change in unrealized	1,104,008	(792,102)	(966,104)
Total Trading Results	5,869,664	(1,920,363)	7,092,501